NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest Disclosure [Abstract]
Financial information of subsidiaries with material non-controlling interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2020			December 31, 2019
	Essakane	Rosebel	Boto	Essakane	Rosebel
Percentage of voting rights held by non-controlling interests	10%	5%	10%	10%	5%
Accumulated non-controlling interest	$55.2	$27.3	$0.3	$42.6	$25.7
Net earnings attributable to non-controlling interests	$13.0	$1.6	$—	$12.8	$0.4
Dividends paid to non-controlling interests[1]	$0.5	$—	$—	$0.5	$—
1For the year ended December 31, 2020, dividends paid to other non-controlling interests amounted to $1.4 million (December 31, 2019 – $1.4 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2020			December 31, 2019
	Essakane	Rosebel	Boto	Essakane	Rosebel
Current assets	$355.6	$304.5	$5.1	$297.4	$180.6
Non-current assets	975.1	697.6	25.3	958.3	756.0
Current liabilities	(130.6)	(92.0)	(7.4)	(109.2)	(81.0)
Non-current liabilities	(480.8)	(312.1)	(19.4)	(550.4)	(289.5)
Net assets	$719.3	$598.0	$3.6	$596.1	$566.1
	Year ended			Year ended
	December 31, 2020			December 31, 2019
Revenues	$715.0	$380.5	$—	$579.2	$352.5
Net earnings and other comprehensive income	$128.5	$31.8	$—	$130.4	$8.5

Net cash from operating activities	$252.0	$144.5	$(0.1)	$198.0	$53.3
Net cash used in investing activities	(120.3)	(19.4)	(14.3)	(104.5)	(83.3)
Net cash used in financing activities	(105.8)	(18.6)	19.4	(30.9)	(0.4)
Net increase (decrease) in cash and cash equivalents	$25.9	$106.5	$5.0	$62.6	$(30.4)